First-time adoption - Summary of Reconciliation of Profit or Loss Pursuant to First Time Adoption of IFRS (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Sales and financial services revenue:
Total sales and financial services revenue		¥ 9,921,513	¥ 8,998,661
Total sales and financial services revenue		9,921,513	8,998,661
Costs and expenses:
Cost of sales		5,845,804	5,065,879
Selling, general and administrative		1,588,473	1,473,154
Financial services expenses		1,374,037	1,501,674
Other operating (income) expense, net		(65,494)	14,250
Total costs and expenses		8,742,820	8,054,957
Share of profit (loss) of investments		23,646	11,551
Operating income		1,202,339	955,255
Other income:
Others		9,516	13,357
Financial income		19,304	83,792
Other expenses:
Foreign exchange loss, net	[1]	1,612	16,191
Others		21,751	10,683
Financial expenses		104,140	41,082
Income before income taxes		1,117,503	997,965
Income tax expense, Total		229,097	(45,931)
Net income		888,406	1,043,896
Sony Group Corporation's stockholders		882,178	1,029,610
Noncontrolling interests		6,228	14,286
Sales Of Products [Member]
Sales and financial services revenue:
Total sales and financial services revenue			7,333,670
Total sales and financial services revenue			7,333,670
Financial Services Revenue [Member]
Sales and financial services revenue:
Total sales and financial services revenue		1,524,811	1,664,991
Total sales and financial services revenue		¥ 1,524,811	1,664,991
Previous GAAP [member]
Sales and financial services revenue:
Total sales and financial services revenue			8,999,360
Other operating revenue			85,074
Total sales and financial services revenue			8,999,360
Costs and expenses:
Cost of sales			5,072,596
Selling, general and administrative			1,469,955
Financial services expenses			1,488,963
Other operating (income) expense, net			7,468
Total costs and expenses			8,038,982
Share of profit (loss) of investments			11,487
Operating income			971,865
Other income:
Interest and dividends			10,457
Gain on equity securities, net			247,026
Others			6,752
Other expenses:
Interest expenses			12,185
Foreign exchange loss, net			16,056
Net periodic benefit costs other than service cost			8,811
Others			6,678
Income before income taxes			1,192,370
Income tax expense, Total			995
Net income			1,191,375
Sony Group Corporation's stockholders			1,171,776
Noncontrolling interests			19,599
Previous GAAP [member] | Sales Of Products [Member]
Sales and financial services revenue:
Total sales and financial services revenue			7,252,766
Total sales and financial services revenue			7,252,766
Previous GAAP [member] | Financial Services Revenue [Member]
Sales and financial services revenue:
Total sales and financial services revenue			1,661,520
Total sales and financial services revenue			1,661,520
Effect of transition to IFRSs [member]
Sales and financial services revenue:
Total sales and financial services revenue			7,731
Other operating revenue			(85,074)
Total sales and financial services revenue			7,731
Costs and expenses:
Cost of sales			(3,850)
Selling, general and administrative			61
Financial services expenses			12,503
Other operating (income) expense, net			(720)
Total costs and expenses			7,994
Operating income			(263)
Other income:
Interest and dividends			(10,457)
Gain on equity securities, net			(247,026)
Others			(6,752)
Financial income			264,692
Other expenses:
Interest expenses			(12,185)
Foreign exchange loss, net			(16,056)
Net periodic benefit costs other than service cost			(8,811)
Others			(6,678)
Financial expenses			43,924
Effect of transition to IFRSs [member] | Sales Of Products [Member]
Sales and financial services revenue:
Total sales and financial services revenue			79,293
Total sales and financial services revenue			79,293
Effect of transition to IFRSs [member] | Financial Services Revenue [Member]
Sales and financial services revenue:
Total sales and financial services revenue			13,512
Total sales and financial services revenue			13,512
Adjustment to Recognition And Measurement Differences [Member]
Sales and financial services revenue:
Total sales and financial services revenue			(8,430)
Total sales and financial services revenue			(8,430)
Costs and expenses:
Cost of sales			(2,867)
Selling, general and administrative			3,138
Financial services expenses			208
Other operating (income) expense, net			7,502
Total costs and expenses			7,981
Share of profit (loss) of investments			64
Operating income			(16,347)
Other income:
Financial income			(180,900)
Other expenses:
Financial expenses			(2,842)
Income before income taxes			(194,405)
Income tax expense, Total			(46,926)
Net income			(147,479)
Sony Group Corporation's stockholders			(142,166)
Noncontrolling interests			(5,313)
Adjustment to Recognition And Measurement Differences [Member] | Sales Of Products [Member]
Sales and financial services revenue:
Total sales and financial services revenue			1,611
Total sales and financial services revenue			1,611
Adjustment to Recognition And Measurement Differences [Member] | Financial Services Revenue [Member]
Sales and financial services revenue:
Total sales and financial services revenue			(10,041)
Total sales and financial services revenue			¥ (10,041)

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.